CAPITAL STOCK	12 Months Ended
Dec. 31, 2017
CAPITAL STOCK
CAPITAL STOCK

22.   CAPITAL STOCK

(a)    Authorized capital stock

An unlimited number of Common Shares, without par value, voting and participating

An unlimited number of Preferred Shares, Series B, Series C, Series D, Series E, Series F, and Series H, without par value, ranking prior to the Common Shares with regards to payment of dividends and repayment of capital, non-voting, non-participating, a fixed monthly non-cumulative dividend of 1%, retractable and redeemable.

An unlimited number of Preferred Shares, Series G, ranking prior to all other shares with regards to payment of dividends and repayment of capital, non-voting, non-participating carrying the rights and restrictions attached to the class as well as a fixed annual cumulative preferred dividend of 11.25%, retractable and redeemable.

(b)    Issued and outstanding capital stock

	Common Shares
	Number	Amount
Balance as of December 31, 2017 and 2016	172,516,829	$132,401

On June 23, 2015, the Corporation issued 170,000,000 common shares to its parent corporation for a total cash consideration of $170.0 million.

On July 20, 2015 and July 30, 2015, the Corporation reduced its paid-up capital for a cash consideration of $21.0 million and $20.0 million, respectively.